Unaudited Condensed Consolidated Statements of Changes in Equity - USD ($)		Ordinary shares Class A		Ordinary shares Class B		Additional paid-in capital	Statutory reserves	Accumulated deficits	Accumulated other Comprehensive loss	Total equity (deficit) attributable to ordinary shareholders	Non- Controlling interests	Total
Balance at Dec. 31, 2022		$ 1,879	[1]	$ 657	[1]	$ 33,789,702	$ 2,477,940	$ (6,234,447)	$ (1,355,358)	$ 28,680,373	$ 13,452,895	$ 42,133,268
Balance (in Shares) at Dec. 31, 2022	[1]	18,794,278		6,567,272
Capital contributions from non-controlling interests			[1]		[1]						148,078	148,078
Accretion on redeemable non-controlling interests			[1]		[1]	(663,733)				(663,733)		(663,733)
Net loss			[1]		[1]			(4,709,149)		(4,709,149)	(1,118,160)	(5,827,309)
Share-based compensation			[1]		[1]	1,348,581				1,348,581		1,348,581
Foreign currency translation adjustment			[1]		[1]				(1,452,300)	(1,452,300)	(991,634)	(2,443,934)
Balance at Jun. 30, 2023		$ 1,879	[1]	$ 657	[1]	34,474,550	2,477,940	(10,943,596)	(2,807,658)	23,203,772	11,491,179	34,694,951
Balance (in Shares) at Jun. 30, 2023	[1]	18,794,278		6,567,272
Balance at Dec. 31, 2023		$ 1,957	[1]	$ 657	[1]	32,620,568	2,477,940	(30,467,027)	(1,989,087)	2,645,008	8,143,570	10,788,578
Balance (in Shares) at Dec. 31, 2023	[1]	19,574,078		6,567,272
Extinguishment on redeemable non-controlling interests			[1]		[1]						35,527,114	35,527,114
Accretion on redeemable non-controlling interests			[1]		[1]	(983,927)				(983,927)		(983,927)
Net loss			[1]		[1]			(4,451,462)		(4,451,462)	(1,588,773)	(6,040,235)
Share-based compensation			[1]		[1]	607,742				607,742		607,742
Foreign currency translation adjustment			[1]		[1]				(571,545)	(571,545)	(377,900)	(949,445)
Balance at Jun. 30, 2024		$ 1,957	[1]	$ 657	[1]	$ 32,244,383	$ 2,477,940	$ (34,918,489)	$ (2,560,632)	$ (2,754,184)	$ 41,704,011	$ 38,949,827
Balance (in Shares) at Jun. 30, 2024	[1]	19,574,078		6,567,272

[1]	Retrospectively restated for effect of share re-designation on April 8, 2024 (see Note 21).